Distribution of the Bank's profit and Earnings per share (Details) - MXN ($) $ / shares in Units, $ in Millions								12 Months Ended
	Nov. 28, 2019	Apr. 29, 2019	Dec. 28, 2018	Jun. 29, 2018	Jan. 25, 2018	Dec. 27, 2017	May 30, 2017	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Distribution of the Bank's profit and Earnings per share
Profit for the year								$ 18,974	$ 20,381	$ 19,356
Dividends declared	$ 5,450	$ 4,843	$ 4,949	$ 4,279	$ 1,822	$ 4,676	$ 4,234		$ 10,293	$ 9,228
Dividend per share (in pesos per share)									$ 1.52	$ 1.36